PARENT COMPANY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Parent Company Financial Statements
PARENT COMPANY FINANCIAL STATEMENTS
NOTE 19 – PARENT COMPANY FINANCIAL STATEMENTS

The following are the condensed balance sheets, statements of income and cash flows for First Ottawa Bancshares, Inc.

Condense Balance Sheets

	2011	2010
Assets
Cash on deposit with Bank	$3	$294
Securities available for sale	-	12
Investment in common stock of Bank	24,128	22,745
Other assets	118	84
Total assets	$24,249	$23,135
Liabilities
Dividends payable	$-	$168
Shareholders' Equity	24,249	22,967
Total liabilities and shareholders' equity	$24,249	$23,135

Condensed Statements of Income

	2011	2010
Income - dividends from Bank	$-	$549
Expenses	114	354
Income (loss) before income tax and equity in undistributed income (loss) of subsidiary	(114)	195
Income tax benefit	-	84
Income before equity in undistributed income (loss) of subsidiary	(114)	279
Equity in undistributed income (loss) of subsidiary	864	(2,381)
Net Income (loss)	$750	$(2,102)

FIRST OTTAWA BANCSHARES, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2011 and 2010
(Table dollar amounts in thousands, except per share data)

NOTE 19 – PARENT COMPANY FINANCIAL STATEMENTS  (Continued)

Condensed Statements of Cash Flows

	2011	2010
Operating Activities
Net income (loss)	$750	$(2,102)
Items not requiring (providing) cash
Equity in earnings (loss) of Bank	(864)	1,832
Stock options vested	108	133
Change in other assets	(34)	(10)
Net cash used in operating activities	(40)	(147)
Investing Activities
Dividends received from Bank	-	549
Proceeds from sale of securities available for sale	12	10
Impairment loss on other assets	-	129
Net cash provided by financing activities	12	688
Financing Activities
Capital injection to Bank	(95)	-
Dividends paid	(168)	(749)
Net cash used in financing activities	(263)	(749)
Net Change in Cash and Cash Equivalents	(291)	(208)
Cash and Cash Equivalents, Beginning of Year	294	502
Cash and Cash Equivalents, End of Year	$3	$294